Recurring Fair Value Measurements (Details) - Schedule of fair value, assets and liabilities measured on recurring basis	12 Months Ended
Dec. 31, 2021 USD ($)
Assets:
Cash held in Trust Account	$ 172,516,200
Assets	172,516,200
Liabilities:
Public Warrants	8,337,500
Private Placement Warrants	261,733
Warrant Liability	8,599,233
Quoted Prices In Active Markets (Level 1) [Member]
Assets:
Cash held in Trust Account	172,516,200
Assets	172,516,200
Liabilities:
Public Warrants	8,337,500
Private Placement Warrants
Warrant Liability	8,337,500
Significant Other Observable Inputs (Level 2) [Member]
Assets:
Cash held in Trust Account
Assets
Liabilities:
Public Warrants
Private Placement Warrants
Warrant Liability
Significant Other Observable Inputs (Level 3) [Member]
Assets:
Cash held in Trust Account
Assets
Liabilities:
Public Warrants
Private Placement Warrants	261,733
Warrant Liability	$ 261,733